THE PRUDENTIAL SERIES FUND
Global Portfolio

Small Capitalization Stock Portfolio

SP International Growth Portfolio

Stock Index Portfolio

Supplement dated June 27, 2016 to the

Currently Effective Prospectus

This supplement should be read in conjunction with your currently effective The Prudential Series Fund (the Trust) Prospectus and should be retained for future reference. The portfolios discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms herein and not otherwise defined herein shall have meanings given to them in the Trust Prospectus.

A.	Global Portfolio: Revision to Portfolio Fees and Expenses

The Prospectus for the Global Portfolio is revised as follows, effective July 1, 2016:

I.	The following table replaces the Annual Portfolio Operating Expenses table in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Section of the Prospectus relating to the Global Portfolio:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class I Shares
Management Fees	0.75%
Distribution and/or Service Fees (12b-1 Fees)	None
Other Expenses	0.07%
Total Annual Portfolio Operating Expenses	0.82%
Fee Waiver and/or Expense Reimbursement	- 0.01%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	0.81%

(1) Prudential Investments LLC (PI or the Investment Manager) has contractually agreed to waive 0.011% of its investment management fee through June 30, 2017. This contractual investment management fee waiver may not be terminated or modified without the prior approval of the Trust’s Board of Trustees.

II.	The following table hereby replaces the “EXAMPLE” table in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Section of the Prospectus relating to the Global Portfolio:

	1 Year	3 Years	5 Years	10 Years
Global Class I Shares	$83	$261	$454	$1,013

B.	Small Capitalization Stock Portfolio: Revision to Portfolio Fees and Expenses

The Prospectus for the Small Capitalization Stock Portfolio is revised as follows, effective July 1, 2016:

I.	The following table replaces the Annual Portfolio Operating Expenses table in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Section of the Prospectus relating to the Small Capitalization Stock Portfolio:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class I Shares
Management Fees	0.35%
Distribution and/or Service Fees (12b-1 Fees)	None
Other Expenses	0.05%
Total Annual Portfolio Operating Expenses	0.40%

II.	The following table hereby replaces the “EXAMPLE” table in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Section of the Prospectus relating to the Small Capitalization Stock Portfolio:

	1 Year	3 Years	5 Years	10 Years
Small Capitalization Stock Class I Shares	$41	$128	$224	$505

C.	SP International Growth Portfolio: Revision to Portfolio Fees and Expenses

The Prospectus for the SP International Growth Portfolio is revised as follows, effective July 1, 2016:

I.	The following table replaces the Annual Portfolio Operating Expenses table in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Section of the Prospectus relating to the SP International Growth Portfolio:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I Shares	Class II Shares
Management Fees	0.85%	0.85%
Distribution and/or Service Fees (12b-1 Fees)	None	0.25%
Administrative Fees	None	0.15%
Other Expenses	0.38%	0.38%
Total Annual Portfolio Operating Expenses	1.23%	1.63%
Fee Waiver and/or Expense Reimbursement	- 0.22%	- 0.22%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	1.01%	1.41%

(1) Prudential Investments LLC (PI or the Investment Manager) has contractually agreed to waive 0.011% of its investment management fee through June 30, 2017. In addition, the Investment Manager has contractually agreed to waive a portion of its investment management fees and/or reimburse certain expenses for the Portfolio so that the Portfolio’s investment management fees plus other expenses for both share classes (exclusive in all cases of taxes, short sale interest and dividend expenses, brokerage commissions, acquired fund fees and expenses, distribution and/or service fees (12b-1), administrative fees and extraordinary expenses) do not exceed 1.01% of the Portfolio’s average daily net assets through June 30, 2017. These arrangements may not be terminated without the prior approval of the Trust’s Board of Trustees.

D.	Stock Index Portfolio: Revision to Portfolio Fees and Expenses

The Prospectus for the Stock Index Portfolio is revised as follows, effective July 1, 2016:

I.	The following table replaces the Annual Portfolio Operating Expenses table in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Section of the Prospectus relating to the Stock Index Portfolio:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class I Shares
Management Fees	0.30%
Distribution and/or Service Fees (12b-1 Fees)	None
Other Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.32%

II.	The following table hereby replaces the “EXAMPLE” table in the “PORTFOLIO FEES AND EXPENSES” section of the Summary Section of the Prospectus relating to the Stock Index Portfolio:

	1 Year	3 Years	5 Years	10 Years
Stock Index Class I Shares	$33	$103	$180	$406

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

PSFSUP1